Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of cash flows
Cash balance	$ 180,255	$ 322,085	$ 178,177
Restricted cash			95,226
Total cash and cash equivalents and restricted cash	$ 180,255	$ 322,085	$ 273,403	$ 395,462